THE LIPPER FUNDS, INC.

                                                    Lipper High Income Bond Fund

                                                           PROSPECTUS SUPPLEMENT
                                                                October 14, 1999

         The sections of the Fund's Prospectus dated June 30, 1999 entitled "RISK/RETURN SUMMARY-Fees and Expenses of the Fund," "SHAREHOLDER
INFORMATION-Other Redemption Information" and "SHAREHOLDER INFORMATION-Other Exchange Information" is supplemented as follows.

REDEMPTION AND EXCHANGE FEE

         Effective January 1, 2000, the Fund will impose a 1.00% fee (short-term trading fee) on Fund shares purchased on or after January 1, 2000 and redeemed or exchanged 30 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption or exchange and is deducted from either the redemption proceeds or the amount exchanged. The fee is paid to the Fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. So as not to penalize long-term investors, and for purposes of computing the short-term trading fee, any shares purchased through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held for the longest period of time.


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THE LIPPER FUNDS, INC.

                                                 Lipper Prime Europe Equity Fund

                                                                      PROSPECTUS
                                                                October 14, 1999

         The sections of the Fund's Prospectus dated June 30, 1999 entitled "RISK/RETURN SUMMARY-Fees and Expenses of the Fund," "SHAREHOLDER
INFORMATION-Other Redemption Information" and "SHAREHOLDER INFORMATION-Other Exchange Information" is supplemented as follows.

REDEMPTION AND EXCHANGE FEE

         Effective January 1, 2000, the Fund will impose a 1.00% fee (short-term trading fee) on Fund shares purchased on or after January 1, 2000 and redeemed or exchanged 30 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption or exchange and is deducted from either the redemption proceeds or the amount exchanged. The fee is paid to the Fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. So as not to penalize long-term investors, and for purposes of computing the short-term trading fee, any shares purchased through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held for the longest period of time.


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THE LIPPER FUNDS, INC.

                                                         Lipper U.S. Equity Fund

                                                           PROSPECTUS SUPPLEMENT
                                                                October 14, 1999

         The sections of the Fund's Prospectus dated April 30, 1999 entitled "RISK/RETURN SUMMARY-Fees and Expenses of the Fund," "SHAREHOLDER
INFORMATION-Other Redemption Information" and "SHAREHOLDER INFORMATION-Other Exchange Information" is supplemented as follows.

REDEMPTION AND EXCHANGE FEE

         Effective January 1, 2000, the Fund will impose a 1.00% fee (short-term trading fee) on Fund shares purchased on or after January 1, 2000 and redeemed or exchanged 30 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption or exchange and is deducted from either the redemption proceeds or the amount exchanged. The fee is paid to the Fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. So as not to penalize long-term investors, and for purposes of computing the short-term trading fee, any shares purchased through reinvestment of distributions will be redeemed first without charging the fee, followed by the shares held for the longest period of time.